Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Recapitalization [Abstract]
Schedule of Elements of Merger	The following table reconciles the elements of the Merger to the consolidated and combined statements of cash flows and the consolidated and combined statements of changes in stockholders’ equity (deficit) for the period ended December 31, 2024:
Cash received from NUBI Trust	25,160,047
Less: discount payment related to Non Redemption Agreement	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	(80,241)
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust	—
Add: cash from NUBI operating account	17,555
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	(24,793,160)

Schedule of Consummation of the Merger

The number of shares of common stock issued immediately following the consummation of the Merger were:

Nubia common stock, outstanding prior to the closing of the Merger	120,095
Shares issued to Nubia convertible noteholders	119,247
Predecessor HBC Shares	1,396,000
Common stock immediately after the closing of the Merger	1,635,342

Schedule of Number of Predecessor HBC Shares	The number of Predecessor HBC shares as follows:
	Predecessor HBC Shares	Shares issued to shareholders of Predecessor HBC
Common stock	1,000	1,396,000